Other Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 49	$ 109	$ 61
Commercial & Specialty Vehicles
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	11	37	30
Agriculture Equipment
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	13	41	$ 26
Construction
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	9	18
Powertrain
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 16	$ 7